CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, Rp in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 24,310,000									Rp 6,469,000
Total cash and cash equivalents	38,311,000	$ 2,688								20,589,000	$ 1,445							Rp 18,241,000	Rp 17,435,000
Gross or Cost
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	13,990,000									14,101,000
Allowance for expected credit losses
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	1,000									0
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	12,000									19,000
Time deposits	210,000
Third parties
CASH AND CASH EQUIVALENTS
Time deposits	2,496,000									1,630,000
PT Bank HSBC Indonesia ("HSBC") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	20,000									218,000
HSBC Hongkong and Shanghai | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	628,000	44								504,000	36
HSBC Hongkong and Shanghai | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	42,000				$ 23					10,000				$ 5
SCB | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										0
SCB | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	300,000	21								86,000	6
SCB | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	83,000						$ 8			81,000						$ 8
Bank UOB | Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	84,000									43,000
Bank UOB | United States Dollar
CASH AND CASH EQUIVALENTS
Cash on hand	37,000	3								6,000	0
Bank UOB | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash on hand	19,000						2			15,000						1
Bank UOB | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash on hand	13,000							RM 4		34,000							RM 10
Bank Permata. | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,326,000									81,000
Bank Permata. | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks										12,000	1
DBS | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	200,000
Other (each below Rp75 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	135,000									144,000
Time deposits	61,000									35,000
Other (each below Rp75 billion) | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	50,000	3								59,000	4
Time deposits										71,000	5
Other (each below Rp75 billion) | Euro
CASH AND CASH EQUIVALENTS
Cash in banks										5,000
Other (each below Rp75 billion) | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	4,704,000									3,031,000
Other (each below Rp75 billion) | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	5,000					$ 0				5,000					$ 0
Other (each below Rp75 billion) | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	24,000								$ 46	21,000						42
Other (each below Rp75 billion) | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks	6,000							2		10,000		€ 3
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	570,000									1,576,000
Time deposits										42,000
Bank CIMB Niaga | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	74,000	5								1,000	0
Bank CIMB Niaga | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks										4,000							RM 1
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,689,000									379,000
Bank Mega | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	235,000	17								131,000	9
Maybank | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	197,000									12,000
Maybank | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	107,000	8								494,000	35
Maybank | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Time deposits	7,000							RM 2
Bank Sinarmas | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										250,000
BTPN .Tbk | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										115,000
Bank Danamon | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										101,000
PT Bank Central Asia Tbk ("BCA") | Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	100,000									66,000
PT Bank Central Asia Tbk ("BCA") | United States Dollar
CASH AND CASH EQUIVALENTS
Cash on hand	3,000	0								2,000	0
Chase Bank | United States Dollar
CASH AND CASH EQUIVALENTS
Cash on hand	96,000	7								41,000	3
Bank of Tokyo Mitsubishi Ufj | Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	89,000									7,000
Bank of Tokyo Mitsubishi Ufj | United States Dollar
CASH AND CASH EQUIVALENTS
Cash on hand	0									0	0
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks	19,606,000									3,438,000
Time deposits	11,494,000									12,471,000
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	8,660,000									1,559,000
Time deposits	604,000									2,825,000
Bank Mandiri | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	459,000	32								110,000	8
Time deposits	441,000	31								190,000	14
Bank Mandiri | Japanese yen
CASH AND CASH EQUIVALENTS
Cash in banks	0			¥ 1						0			¥ 1
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	30,000		€ 2							28,000		€ 2
Bank Mandiri | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	5,000				$ 3					3,000				$ 2
Bank Mandiri | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0					$ 0				0					$ 0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,859,000									1,129,000
Time deposits	6,739,000									3,039,000
BNI | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	34,000	2								72,000	5
Time deposits	610,000	43								385,000	27
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0		€ 0
BNI | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0						$ 0			0						0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	6,035,000									312,000
Time deposits	544,000									2,421,000
BRI | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	6,000	0								6,000	0
Time deposits	675,000	47								479,000	34
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	1,368,000									43,000
Time deposits	580,000									2,123,000
BTN | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0	0								0	0
BPD | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	99,000									155,000
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	910,000									919,000
BJB | United States Dollar
CASH AND CASH EQUIVALENTS
Time deposits	153,000	11								80,000	6
Others (each below Rp 75 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	51,000									21,000
Time deposits	28,000									10,000
Others (each below Rp 75 billion) | United States Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 0	$ 0								0	$ 0
Others (each below Rp 75 billion) | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks										Rp 0						$ 0